Stockholders' equity - Additional Information (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Total share capital	9,804,135,348	9,804,135,348	6,550,514,438
Number of common stock	4,958,290,359
Number of preferred stock	4,845,844,989
Cancellation of Shares	14,424,206	14,424,206
Percentage of stock split approved	50
Annual minimum priority dividend	R$ 0.015
Bottom of range [member]
Disclosure of classes of share capital [line items]
Annual mandatory dividend rate	25.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Total share capital	4,845,844,989	4,845,844,989	3,230,563,326
Annual minimum priority dividend	R$ 0.022